Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information
Basis of Presentation and General Information:
1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands. The Company is a diversified owner of ocean going cargo vessels and through June 8, 2015, also provided drilling services through Ocean Rig UDW Inc. ("Ocean Rig") (Note 2).
Customers individually accounting for more than 10% of the Company's voyage revenues and drilling revenues during the years ended December 31, 2014, 2015 and 2016, were as follows:
	Year ended December 31,
	2014	2015	2016
Customer A - Drilling segment	12%	12%	-
Customer B - Drilling segment	15%	14%	-
Customer C - Drilling segment	-	11%	-
Customer D - Drilling segment	12%	10%	-
Customer E - Drilling segment	10%	10%	-
Customer F - Drilling segment	25%	10%	-
Customer G - Offshore support segment	-	-	37%

On March 11, 2016, the Company effected a 1-for-25 reverse stock split on its issued and outstanding common stock. In connection with the reverse stock split seven fractional shares were cashed out. Furthermore, on August 15, 2016, the Company effected a 1-for-4 reverse stock split on its issued common stock. In connection with the reverse stock split five fractional shares were cashed out. On November 1, 2016, the Company effected a 1-for-15 reverse stock split on its issued common stock. In connection with the reverse stock split nine fractional shares were cashed out. Finally, on January 23, 2017, the Company effected a 1-for-8 reverse stock split on its issued and outstanding common stock. In connection with the reverse stock split four fractional shares were cashed out. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to these reverse stock splits retroactively, for all periods presented.